SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Jun. 30, 2025	Jun. 30, 2024
Year End SGD US Dollar Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	1.2734	1.3574